Taxation - Taxation rate reconciliation and factors that may affect future tax charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	£ 4,736	£ 4,387	£ 3,706
Notional charge at UK corporation tax rate	971	833	704
Elimination of notional tax on share of after tax results of associates and joint ventures	(76)	(79)	(63)
Differences in overseas tax rates	95	161	128
Disposal of businesses and brands	(42)	21	(2)
Other items not chargeable	(63)	(49)	(52)
Impairment	(2)	36	0
Other items not deductible	71	58	67
Irrecoverable withholding taxes	38	39	25
Movements in provision related to uncertain tax positions	27	42	1
Changes in tax rates	11	3	78
Adjustments in respect of prior years	(60)	(16)	21
Taxation on profit	£ 970	£ 1,049	£ 907
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Notional charge at UK corporation tax rate	20.50%	19.00%	19.00%
Elimination of notional tax on share of after tax results of associates and joint ventures	(1.60%)	(1.80%)	(1.70%)
Differences in overseas tax rates	2.00%	3.70%	3.50%
Disposal of businesses and brands	(0.90%)	0.50%	(0.10%)
Other items not chargeable	(1.30%)	(1.10%)	(1.40%)
Impairment	0.00%	0.80%	0.00%
Other items not deductible	1.50%	1.30%	1.80%
Irrecoverable withholding taxes	0.80%	0.90%	0.70%
Movements in provision related to uncertain tax positions	0.60%	0.90%	0.00%
Changes in tax rates	0.20%	0.10%	2.10%
Adjustments in respect of prior years	(1.30%)	(0.40%)	0.60%
Taxation on profit	20.50%	23.90%	24.50%
Tax rate before exceptional items	23.00%	22.50%	22.20%